UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: September 30

Date of reporting period: December 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments December 31, 2013 (Unaudited)

Nuveen Symphony Large-Cap Growth Fund

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 98.9%

	COMMON STOCKS – 98.9%

	Aerospace & Defense – 3.6%

11,352	BE Aerospace Inc., (2)	$987,965

13,383	Boeing Company	1,826,646

12,798	Honeywell International Inc.	1,169,353

13,518	United Technologies Corporation	1,538,348
	Total Aerospace & Defense	5,522,312

	Air Freight & Logistics – 0.8%

11,370	United Parcel Service, Inc., Class B	1,194,760

	Apparel, Accessories & Luxury Goods – 1.9%

13,250	Michael Kors Holdings Limited, (2)	1,075,768

4,190	Ralph Lauren Corporation	739,828

17,440	VF Corporation	1,087,210
	Total Apparel, Accessories & Luxury Goods	2,902,806

	Auto Components – 0.3%

9,076	Delphi Automotive PLC	545,740

	Automobiles – 0.7%

26,720	General Motors Company, (2)	1,092,046

	Beverages – 3.1%

10,180	Beam Inc.	692,851

22,935	Coca Cola Enterprises Inc.	1,012,122

26,525	Coca-Cola Company	1,095,748

24,603	PepsiCo, Inc.	2,040,573
	Total Beverages	4,841,294

	Biotechnology – 4.2%

4,137	Alexion Pharmaceuticals Inc., (2)	550,469

15,853	Amgen Inc.	1,809,778

3,828	Biogen Idec Inc., (2)	1,070,883

6,999	Celgene Corporation, (2)	1,182,551

24,709	Gilead Sciences, Inc., (2)	1,856,881
	Total Biotechnology	6,470,562

	Building Products – 0.3%

12,473	Allegion PLC, (2)	551,182

	Capital Markets – 1.5%

7,314	Affiliated Managers Group Inc., (2)	1,586,260

Nuveen Investments	1

Portfolio of Investments December 31, 2013 (Unaudited)

Nuveen Symphony Large-Cap Growth Fund (continued)

Shares	Description (1)	Value

	Capital Markets (continued)

17,420	Eaton Vance Corporation	$745,402
	Total Capital Markets	2,331,662

	Chemicals – 4.2%

7,570	Eastman Chemical Company	610,899

24,195	LyondellBasell Industries NV	1,942,375

8,750	Methanex Corporation	518,350

6,429	Monsanto Company	749,300

6,141	PPG Industries, Inc.	1,164,702

8,476	Westlake Chemical Corporation	1,034,665

4,630	WR Grace & Company, (2)	457,768
	Total Chemicals	6,478,059

	Commercial Services & Supplies – 0.4%

11,600	Clean Harbors, Inc., (2)	695,536

	Communication Equipment – 1.1%

22,111	QUALCOMM, Inc.	1,641,742

	Computers & Peripherals – 5.0%

11,868	Apple, Inc.	6,659,250

14,485	SanDisk Corporation	1,021,772
	Total Computers & Peripherals	7,681,022

	Consumer Finance – 0.9%

24,378	Discover Financial Services	1,363,949

	Containers & Packaging – 0.8%

21,167	Owens-Illinois, Inc., (2)	757,355

7,460	Packaging Corp. of America	472,069
	Total Containers & Packaging	1,229,424

	Diversified Financial Services – 1.6%

5,870	Intercontinental Exchange, Inc.	1,320,280

14,250	Moody’s Corporation	1,118,198
	Total Diversified Financial Services	2,438,478

	Diversified Telecommunication Services – 1.1%

33,693	Verizon Communications Inc.	1,655,674

	Electrical Equipment – 1.4%

18,880	Ametek Inc.	994,410

10,460	Rockwell Automation, Inc.	1,235,954
	Total Electrical Equipment	2,230,364

	Energy Equipment & Services – 2.0%

14,910	Halliburton Company	756,683

4,910	Oceaneering International Inc.	387,301

2	Nuveen Investments

Shares	Description (1)	Value

	Energy Equipment & Services (continued)

20,851	Schlumberger Limited	$1,878,884
	Total Energy Equipment & Services	3,022,868

	Food & Staples Retailing – 2.6%

17,204	Costco Wholesale Corporation	2,047,448

10,970	Walgreen Co.	630,117

7,820	Wal-Mart Stores, Inc.	615,356

11,910	Whole Foods Market, Inc.	688,755
	Total Food & Staples Retailing	3,981,676

	Food Products – 1.6%

14,822	General Mills, Inc.	739,766

11,585	Hershey Foods Corporation	1,126,410

12,057	Kraft Foods Inc.	650,113
	Total Food Products	2,516,289

	Health Care Equipment & Supplies – 2.0%

28,282	Baxter International, Inc.	1,967,013

9,922	Becton, Dickinson and Company	1,096,282
	Total Health Care Equipment & Supplies	3,063,295

	Health Care Providers & Services – 2.9%

17,130	Community Health Systems, Inc., (2)	672,695

11,919	Express Scripts, Holding Company, (2)	837,191

18,306	HCA Holdings Inc., (2)	873,379

13,092	McKesson HBOC Inc.	2,113,049
	Total Health Care Providers & Services	4,496,314

	Hotels, Restaurants & Leisure – 2.9%

15,710	Dunkin Brands Group Inc.	757,222

19,860	Marriott International, Inc., Class A	980,290

22,413	Starbucks Corporation	1,756,955

13,282	Wyndham Worldwide Corporation	978,751
	Total Hotels, Restaurants & Leisure	4,473,218

	Household Durables – 0.9%

9,070	Whirlpool Corporation	1,422,720

	Household Products – 1.1%

25,222	Colgate-Palmolive Company	1,644,727

	Industrial Conglomerates – 0.6%

12,165	Carlisle Companies Inc.	965,901

	Insurance – 1.4%

19,730	Hanover Insurance Group Inc.	1,178,078

10,110	Prudential Financial, Inc.	932,344
	Total Insurance	2,110,422

Nuveen Investments	3

Portfolio of Investments December 31, 2013 (Unaudited)

Nuveen Symphony Large-Cap Growth Fund (continued)

Shares	Description (1)	Value

	Internet & Catalog Retail – 3.2%

7,489	Amazon.com, Inc., (2)	$2,986,538

1,662	priceline.com Incorporated, (2)	1,931,909
	Total Internet & Catalog Retail	4,918,447

	Internet Software & Services – 5.6%

2,600	Equinix Inc., (2)	461,370

29,954	Facebook Inc., Class A Shares, (2)	1,637,286

5,220	Google Inc., Class A, (2)	5,850,105

3,550	LinkedIn Corporation, Class A Shares, (2)	769,747
	Total Internet Software & Services	8,718,508

	IT Services – 5.9%

6,501	Alliance Data Systems Corporation, (2)	1,709,308

8,360	Gartner Inc., (2)	593,978

9,160	International Business Machines Corporation (IBM)	1,718,141

2,765	MasterCard, Inc.	2,310,047

25,520	Vantiv Inc., (2)	832,207

8,921	Visa Inc.	1,986,528
	Total IT Services	9,150,209

	Machinery – 2.7%

21,780	Donaldson Company, Inc.	946,559

6,310	IDEX Corporation	465,994

12,211	Ingersoll Rand Company Limited, Class A	752,198

13,383	Lincoln Electric Holdings Inc.	954,743

14,294	Wabtec Corporation	1,061,615
	Total Machinery	4,181,109

	Media – 5.6%

24,519	Cinemark Holdings Inc.	817,218

39,070	Comcast Corporation, Class A	2,030,273

7,820	DirecTV, (2)	540,284

10,865	Scripps Networks Interactive, Class A Shares	938,845

7,873	Time Warner Cable, Class A	1,066,792

18,548	Viacom Inc., Class B	1,619,982

21,406	Walt Disney Company	1,635,418
	Total Media	8,648,812

	Multiline Retail – 0.7%

20,200	Macy’s, Inc.	1,078,680

	Oil, Gas & Consumable Fuels – 2.3%

3,690	EOG Resources, Inc.	619,330

7,140	EQT Corporation	641,029

4	Nuveen Investments

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

10,974	Noble Energy, Inc.	$747,439

3,900	Pioneer Natural Resources Company	717,873

10,437	SM Energy Company	867,419
	Total Oil, Gas & Consumable Fuels	3,593,090

	Pharmaceuticals – 3.9%

26,353	AbbVie Inc.	1,391,702

12,011	Actavis Inc., (2)	2,017,848

11,810	Allergan, Inc.	1,311,855

23,274	Bristol-Myers Squibb Company	1,237,013
	Total Pharmaceuticals	5,958,418

	Road & Rail – 1.6%

14,446	Union Pacific Corporation	2,426,928

	Semiconductors & Equipment – 1.6%

17,790	Avago Technologies Limited	940,913

29,910	Intel Corporation	776,464

17,830	Xilinx, Inc.	818,754
	Total Semiconductors & Equipment	2,536,131

	Software – 7.2%

8,994	Adobe Systems Incorporated, (2)	538,561

85,782	Cadence Design Systems, Inc., (2)	1,202,664

140,473	Microsoft Corporation	5,257,903

53,171	Oracle Corporation	2,034,322

15,651	Salesforce.com, Inc., (2)	863,779

24,110	Tibco Software Inc., (2)	541,993

7,290	VMware Inc., (2)	653,986
	Total Software	11,093,208

	Specialized REIT – 0.4%

20,570	Corrections Corporation of America	659,680

	Specialty Retail – 3.1%

14,809	AutoNation Inc., (2)	735,859

36,555	Home Depot, Inc.	3,009,938

8,490	O’Reilly Automotive Inc., (2)	1,092,748
	Total Specialty Retail	4,838,545

	Textiles, Apparel & Luxury Goods – 0.8%

16,698	Nike, Inc., Class B	1,313,131

	Thrifts & Mortgage Finance – 0.9%

24,730	Ocwen Financial Corporation, (2)	1,371,279

Nuveen Investments	5

Portfolio of Investments December 31, 2013 (Unaudited)

Nuveen Symphony Large-Cap Growth Fund (continued)

Shares	Description (1)			Value

	Tobacco – 2.0%

35,836	Philip Morris International			$3,122,390

	Trading Companies & Distributors – 0.5%

25,650	MRC Global Inc., (2)			827,469
	Total Long-Term Investments (cost $121,746,228)			153,000,076

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 0.9%

$1,440	Repurchase Agreement with State Street Bank, dated 12/31/13, repurchase price $1,439,974, collateralized by $1,420,000 U.S. Treasury Notes, 2.500%, due 3/31/15, value $1,469,368	0.000%	1/02/14	$1,439,974

	Total Short-Term Investments (cost $1,439,974)			1,439,974
	Total Investments (cost $123,186,202) – 99.8%			154,440,050
	Other Assets Less Liabilities – 0.2%			287,297
	Net Assets – 100%			$154,727,347

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$153,000,076	$—	$—	$153,000,076
Short-Term Investments:
Repurchase Agreements	—	1,439,974	—	1,439,974
Total	$153,000,076	$1,439,974	$—	$154,440,050

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2013, the cost of investments was $124,181,817.

6	Nuveen Investments

Gross unrealized appreciation and gross unrealized depreciation of investments as of December 31, 2013, were as follows:

Gross unrealized:
Appreciation	$31,549,423
Depreciation	(1,291,190)
Net unrealized appreciation (depreciation) of investments	$30,258,233

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

REIT	Real Estate Investment Trust.

Nuveen Investments	7

Portfolio of Investments December 31, 2013 (Unaudited)

Nuveen Symphony Mid-Cap Core Fund

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.5%

	COMMON STOCKS – 99.5%

	Aerospace & Defense – 1.3%

5,701	BE Aerospace Inc., (2)	$496,158

	Airlines – 0.9%

12,814	Delta Air Lines, Inc.	352,001

	Apparel, Accessories & Luxury Goods – 1.9%

4,905	Michael Kors Holdings Limited, (2)	398,237

4,984	VF Corporation	310,703
	Total Apparel, Accessories & Luxury Goods	708,940

	Auto Components – 1.5%

4,909	Delphi Automotive PLC	295,178

3,602	Lear Corporation	291,654
	Total Auto Components	586,832

	Automobiles – 1.4%

11,495	General Motors Company, (2)	469,801

503	Tesla Motors Inc., (2)	75,641
	Total Automobiles	545,442

	Beverages – 1.0%

5,299	Beam Inc.	360,650

	Biotechnology – 1.7%

2,610	Alexion Pharmaceuticals Inc., (2)	347,287

3,967	BioMarin Pharmaceutical Inc., (2)	278,761
	Total Biotechnology	626,048

	Building Products – 1.7%

5,381	Allegion PLC, (2)	237,786

8,490	Fortune Brands Home & Security	387,993
	Total Building Products	625,779

	Capital Markets – 6.5%

2,329	Affiliated Managers Group Inc., (2)	505,114

21,171	American Capital Limited, (2)	331,114

6,074	Ameriprise Financial, Inc.	698,814

7,746	Invesco LTD	281,954

7,726	SEI Investments Company	268,324

4,606	T. Rowe Price Group Inc.	385,845
	Total Capital Markets	2,471,165

8	Nuveen Investments

Shares	Description (1)	Value

	Chemicals – 3.9%

2,469	Eastman Chemical Company	$199,248

15,743	Huntsman Corporation	387,278

1,711	PPG Industries, Inc.	324,508

2,920	Westlake Chemical Corporation	356,444

2,677	WR Grace & Company, (2)	264,675
	Total Chemicals	1,532,153

	Commercial & Professional Services – 0.7%

6,651	ADT Corporation	269,166

	Commercial Banks – 2.8%

45,549	KeyCorp.	611,268

45,385	Regions Financial Corporation	448,858
	Total Commercial Banks	1,060,126

	Computers & Peripherals – 2.9%

6,191	NetApp, Inc.	254,698

5,189	SanDisk Corporation	366,032

5,769	Western Digital Corporation	484,019
	Total Computers & Peripherals	1,104,749

	Construction & Engineering – 0.7%

3,015	Chicago Bridge & Iron Company N.V.	250,667

	Containers & Packaging – 1.3%

6,216	Owens-Illinois, Inc., (2)	222,408

4,187	Packaging Corp. of America	264,953
	Total Containers & Packaging	487,361

	Diversified Consumer Services – 0.6%

7,186	ITT Educational Services, Inc., (2)	241,306

	Diversified Financial Services – 0.9%

1,481	Intercontinental Exchange, Inc.	333,107

	Electric Utilities – 0.6%

4,233	Pinnacle West Capital Corporation	224,010

	Electrical Equipment – 2.8%

8,347	Ametek Inc.	439,636

3,629	Eaton PLC	276,239

2,948	Rockwell Automation, Inc.	348,336
	Total Electrical Equipment	1,064,211

	Electronic Components – 0.9%

3,993	Amphenol Corporation, Class A	356,096

	Electronic Equipment & Instruments – 0.8%

6,519	Avnet Inc.	287,553

Nuveen Investments	9

Portfolio of Investments December 31, 2013 (Unaudited)

Nuveen Symphony Mid-Cap Core Fund (continued)

Shares	Description (1)	Value

	Energy Equipment & Services – 1.3%

2,513	Oceaneering International Inc.	$198,225

10,399	Superior Energy Services, Inc.	276,717
	Total Energy Equipment & Services	474,942

	Food & Staples Retailing – 0.9%

5,842	Whole Foods Market, Inc.	337,843

	Food Products – 2.7%

3,520	Hershey Foods Corporation	342,250

10,245	Tyson Foods, Inc., Class A	342,798

15,021	WhiteWave Foods Company, (2)	344,582
	Total Food Products	1,029,630

	Gas Utilities – 0.8%

6,760	AGL Resources Inc.	319,275

	Health Care Equipment & Supplies – 1.7%

12,382	Hologic Inc., (2)	276,738

3,759	Zimmer Holdings, Inc.	350,301
	Total Health Care Equipment & Supplies	627,039

	Health Care Providers & Services – 4.1%

5,231	AmerisourceBergen Corporation	367,792

10,205	Brookdale Senior Living Inc., (2)	277,372

1,970	CIGNA Corporation	172,336

3,995	Davita Inc., (2)	253,163

9,730	HCA Holdings Inc., (2)	464,218
	Total Health Care Providers & Services	1,534,881

	Hotels, Restaurants & Leisure – 3.3%

8,180	Dunkin Brands Group Inc.	394,276

5,435	Starwood Hotels & Resorts Worldwide, Inc.	431,811

5,592	Wyndham Worldwide Corporation	412,074
	Total Hotels, Restaurants & Leisure	1,238,161

	Household Durables – 2.0%

4,717	Whirlpool Corporation	739,905

	Insurance – 6.1%

13,381	Hartford Financial Services Group, Inc.	484,794

21,484	Old Republic International Corporation	371,029

5,696	Principal Financial Group, Inc.	280,870

5,837	Torchmark Corporation	456,162

7,454	WR Berkley Corporation	323,429

12,188	XL Capital Ltd, Class A	388,066
	Total Insurance	2,304,350

10	Nuveen Investments

Shares	Description (1)	Value

	Internet & Catalog Retail – 1.1%

348	priceline.com Incorporated, (2)	$404,515

	Internet Software & Services – 1.9%

3,840	Facebook Inc., Class A Shares, (2)	209,894

3,728	IAC/InterActiveCorp.	256,076

1,175	LinkedIn Corporation, Class A Shares, (2)	254,775
	Total Internet Software & Services	720,745

	IT Services – 2.8%

2,160	Alliance Data Systems Corporation, (2)	567,929

11,625	Amdocs Limited	479,415
	Total IT Services	1,047,344

	Life Sciences Tools & Services – 1.0%

9,403	Perkinelmer Inc.	387,686

	Machinery – 4.0%

6,147	Barnes Group Inc.	235,492

5,973	Ingersoll Rand Company Limited, Class A	367,937

4,246	PACCAR Inc.	251,236

3,370	WABCO Holdings Inc., (2)	314,792

4,553	Wabtec Corporation	338,151
	Total Machinery	1,507,608

	Media – 1.9%

11,096	Cinemark Holdings Inc.	369,830

3,974	Liberty Global PLC Class A, (2)	353,646
	Total Media	723,476

	Metals & Mining – 0.6%

4,300	Nucor Corporation	229,534

	Multiline Retail – 1.2%

3,654	Dollar General Corporation, (2)	220,409

4,538	Macy’s, Inc.	242,329
	Total Multiline Retail	462,738

	Multi-Utilities – 1.8%

5,857	Ameren Corporation	211,789

7,936	CenterPoint Energy, Inc.	183,956

4,130	DTE Energy Company	274,191
	Total Multi-Utilities	669,936

	Office Electronics – 0.6%

20,063	Xerox Corporation	244,167

	Oil, Gas & Consumable Fuels – 3.8%

6,904	Cabot Oil & Gas Corporation	267,599

Nuveen Investments	11

Portfolio of Investments December 31, 2013 (Unaudited)

Nuveen Symphony Mid-Cap Core Fund (continued)

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

4,769	Noble Energy, Inc.	$324,817

1,639	Pioneer Natural Resources Company	301,691

3,829	Range Resources Corporation	322,823

2,503	SM Energy Company	208,024
	Total Oil, Gas & Consumable Fuels	1,424,954

	Paper & Forest Products – 0.6%

4,146	KapStone Paper and Packaging Corp., (2)	231,596

	Pharmaceuticals – 2.3%

3,744	Actavis Inc., (2)	628,992

1,770	Jazz Pharmaceuticals, Inc., (2)	224,011
	Total Pharmaceuticals	853,003

	Real Estate Management & Development – 0.9%

2,928	Howard Hughes Corporation, (2)	351,653

	Retail REIT – 2.2%

14,009	CBL & Associates Properties Inc.	251,602

15,464	General Growth Properties Inc.	310,362

8,354	Tanger Factory Outlet Centers	267,495
	Total Retail REIT	829,459

	Road & Rail – 0.9%

2,751	Kansas City Southern Industries	340,656

	Semiconductors & Equipment – 2.1%

15,362	Applied Materials, Inc.	271,754

5,808	Lam Research Corporation, (2)	316,246

4,892	Linear Technology Corporation	222,831
	Total Semiconductors & Equipment	810,831

	Software – 2.4%

17,051	Activision Blizzard Inc.	304,019

23,205	Cadence Design Systems, Inc., (2)	325,334

3,548	Intuit, Inc.	270,783
	Total Software	900,136

	Specialized REIT – 0.5%

3,629	Health Care REIT, Inc.	194,406

	Specialty Retail – 3.4%

3,740	AutoNation Inc., (2)	185,841

660	AutoZone, Inc., (2)	315,440

5,721	Restoration Hardware Holdings Incorporated, (2)	385,023

5,266	Signet Jewelers Limited	414,434
	Total Specialty Retail	1,300,738

12	Nuveen Investments

Shares	Description (1)			Value

	Thrifts & Mortgage Finance – 1.2%

7,990	Ocwen Financial Corporation, (2)			$443,046

	Trading Companies & Distributors – 1.8%

1,178	W.W. Grainger, Inc.			300,885

3,981	WESCO International Inc., (2)			362,550
	Total Trading Companies & Distributors			663,435

	Wireless Telecommunication Services – 0.8%

8,487	T-Mobile US Inc., (2)			285,503
	Total Long-Term Investments (cost $33,097,211)			37,616,711

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 0.4%

$159	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/13, repurchase price $159,403, collateralized by $170,000 U.S. Treasury Notes, 2.000%, due 11/30/20, value $165,963	0.000%	1/02/14	$159,403

	Total Short-Term Investments (cost $159,403)			159,403
	Total Investments (cost $33,256,614) – 99.9%			37,776,114
	Other Assets Less Liabilities – 0.1%			55,270
	Net Assets – 100%			$37,831,384

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$37,616,711	$—	$—	$37,616,711
Short-Term Investments:
Repurchase Agreements	—	159,403	—	159,403
Total	$37,616,711	$159,403	$—	$37,776,114

Nuveen Investments	13

Portfolio of Investments December 31, 2013 (Unaudited)

Nuveen Symphony Mid-Cap Core Fund (continued)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2013, the cost of investments was $33,260,748.

Gross unrealized appreciation and gross unrealized depreciation of investments as of December 31, 2013, were as follows:

Gross unrealized:
Appreciation	$4,654,832
Depreciation	(139,466)
Net unrealized appreciation (depreciation) of investments	$4,515,366

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

REIT	Real Estate Investment Trust.

14	Nuveen Investments

Portfolio of Investments December 31, 2013 (Unaudited)

Nuveen Symphony International Equity Fund

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 98.6%

	COMMON STOCKS – 94.7%

	Aerospace & Defense – 1.4%

1,527	European Aeronautic Defence & Space Company, (2)	$117,240

	Airlines – 1.0%

1,798	Ryanair Holdings PLC, (2)	84,380

	Automobiles – 3.5%

2,000	Fuji Heavy Industries Limited	57,260

793	Honda Motor Company Limited	32,606

827	Honda Motor Company Limited, Sponsored ADR	34,196

2,704	Toyota Motor Corporation	164,844
	Total Automobiles	288,906

	Beverages – 1.9%

7,524	Coca Cola Amatil Limited	80,820

2,214	Diageo PLC	73,325
	Total Beverages	154,145

	Capital Markets – 2.4%

1,568	Credit Suisse Group	47,934

1,751	Deutsche Bank AG	83,527

3,701	UBS AG	70,199
	Total Capital Markets	201,660

	Chemicals – 4.3%

11,000	Asahi Kasei Corporation	86,070

1,801	Johnson Matthey PLC	97,822

3,673	Kuraray Company Limited	43,702

722	Methanex Corporation	42,698

2,032	Nitto Denko Corporation	85,575
	Total Chemicals	355,867

	Commercial Banks – 10.4%

2,660	Australia and New Zealand Banking Group Limited	76,550

1,824	BNP Paribas SA	142,150

10,102	DnB NOR ASA	180,711

3,029	Hang Seng Bank	49,140

7,165	HSBC Holdings PLC	78,593

4,061	Mitsubishi UFJ Financial Group, Inc., ADR	26,762

Nuveen Investments	15

Portfolio of Investments December 31, 2013 (Unaudited)

Nuveen Symphony International Equity Fund (continued)

Shares	Description (1)	Value

	Commercial Banks (continued)

13,579	Mizuho Financial Group	$29,399

594	Societe Generale	34,501

3,501	Standard Chartered PLC	78,846

2,373	Sumitomo Mitsui Financial Group	122,131

5,058	UniCredit SpA	37,436
	Total Commercial Banks	856,219

	Commercial Services & Supplies – 0.7%

2,104	Aggreko PLC	59,544

	Construction & Engineering – 1.1%

1,668	Royal Boskalis Westminster NV	88,127

	Diversified Financial Services – 1.4%

8,631	ING Groep N.V., Ordinary Shares, (2)	119,924

	Diversified Telecommunication Services – 1.7%

18,172	BT Group PLC	114,169

1,142	Telefonica Brasil SA	21,949
	Total Diversified Telecommunication Services	136,118

	Electrical Equipment – 3.4%

2,202	ABB Limited	58,485

1,166	ABB Limited	30,691

1,654	Nidec Corporation, ADR	40,870

146	Nidec Corporation	14,280

1,000	Osram Licht AG, (2)	56,404

1,975	Sensata Technologies Holdings, (2)	76,571
	Total Electrical Equipment	277,301

	Electronic Equipment & Instruments – 1.0%

200	Keyence Corporation	85,462

	Energy Equipment & Services – 0.5%

1,877	Subsea 7 SA	35,929

359	Subsea 7 SA, Sponsored ADR, (3)	6,950
	Total Energy Equipment & Services	42,879

	Food & Staples Retailing – 1.9%

4,450	Jeronimo Martins SGPS	87,022

3,028	Koninklijke Ahold NV	54,361

746	Koninklijke Ahold NV, Sponsored ADR, (3)	13,435
	Total Food & Staples Retailing	154,818

	Food Products – 3.2%

227	Nestle S.A., Sponsored ADR, (3)	16,705

1,497	Nestle SA	109,584

16	Nuveen Investments

Shares	Description (1)	Value

	Food Products (continued)

680	Unilever PLC, Sponsored ADR	$28,016

2,638	Unilever PLC	108,424
	Total Food Products	262,729

	Health Care Providers & Services – 1.1%

2,520	Fresenius Medical Care AG	89,662

	Household Durables – 0.8%

2,762	Brookfield Residential Properties Inc., (2)	66,813

	Industrial Conglomerates – 0.6%

338	Siemens AG, Sponsored ADR	46,169

	Insurance – 6.5%

14,600	AIA Group Limited	73,242

344	Allianz AG ORD Shares	61,687

1,657	Hannover Rueckversicherung AG	142,197

2,290	Prudential Corporation PLC	50,814

1,595	Prudential Corporation PLC	71,775

2,461	SCOR SE	89,938

1,581	XL Capital Ltd, Class A	50,339
	Total Insurance	539,992

	Internet Software & Services – 0.7%

928	Tencent Holdings Limited	59,120

	Life Sciences Tools & Services – 0.8%

1,804	WuXi PharmaTech Inc., (2)	69,238

	Machinery – 1.8%

1,496	Kone OYJ	67,504

2,227	Nabtesco Corporation	51,282

606	Vallourec SA	33,013
	Total Machinery	151,799

	Media – 1.4%

4,119	WPP Group PLC	94,128

152	WPP Group PLC, Sponsored ADR	17,459
	Total Media	111,587

	Metals & Mining – 3.6%

1,283	BHP Billiton PLC	43,521

710	BHP Billiton PLC, Sponsored ADR	48,422

14,960	Fortescue Metals Group Limited	77,742

5,028	Iluka Resources Limited	38,744

1,496	Rio Tinto Limited	91,073
	Total Metals & Mining	299,502

Nuveen Investments	17

Portfolio of Investments December 31, 2013 (Unaudited)

Nuveen Symphony International Equity Fund (continued)

Shares	Description (1)	Value

	Multiline Retail – 1.7%

1,586	Next PLC	$143,135

	Office Electronics – 0.4%

900	Canon Inc.	28,459

	Oil, Gas & Consumable Fuels – 5.5%

4,586	BG Group PLC	98,535

469	BG PLC., Sponsored ADR, (3)	10,173

2,154	Repsol SA	54,287

3,379	Royal Dutch Shell PLC, Class B Shares	127,576

1,220	StatoilHydro ASA	29,568

1,702	StatoilHydro ASA, Sponsored ADR	41,069

1,323	Total SA	81,047

278	Total SA, Sponsored ADR	17,033
	Total Oil, Gas & Consumable Fuels	459,288

	Personal Products – 0.6%

291	L’Oreal	51,122

	Pharmaceuticals – 9.9%

1,137	AstraZeneca PLC, Sponsored ADR	67,504

1,173	Bayer AG, Sponsored ADR	164,516

680	Novartis AG, Sponsored ADR	54,658

1,574	Novartis AG	125,631

686	Novo Nordisk A/S	125,745

1,351	Sanofi-Aventis	72,454

427	Sanofi-Synthelabo, SA	45,302

2,462	Shire plc, ADR	116,275

1,227	Teva Pharmaceutical Industries Limited, Sponsored ADR	49,178
	Total Pharmaceuticals	821,263

	Real Estate Investment Trust – 0.6%

5,855	Westfield Group	52,750

	Real Estate Management & Development – 3.0%

874	Altisource Portfolio Solutions SA, (2)	138,643

3,000	Daiwa House Industry Company Limited	57,972

11,995	Hysan Development Company	51,666
	Total Real Estate Management & Development	248,281

	Road & Rail – 0.5%

500	East Japan Railway Company	39,787

	Semiconductors & Equipment – 2.2%

948	ASM Lithography Holding NV	88,828

2,030	NXP Semiconductors NV, (2)	93,238
	Total Semiconductors & Equipment	182,066

18	Nuveen Investments

Shares	Description (1)	Value

	Software – 1.4%

952	Check Point Software Technology Limited, (2)	$61,423

5,040	Giant Interactive Group, Inc., ADR	56,650
	Total Software	118,073

	Textiles, Apparel & Luxury Goods – 3.0%

3,653	Burberry Group PLC	91,706

494	LVMH Moet Hennessy	90,114

19,034	Yue Yuen Industrial Holdings Limited	63,575
	Total Textiles, Apparel & Luxury Goods	245,395

	Tobacco – 1.1%

743	British American Tobacco PLC	39,839

483	British American Tobacco PLC, Sponsored ADR	51,884
	Total Tobacco	91,723

	Trading Companies & Distributors – 3.2%

8,123	Ashtead Group PLC	102,230

6,500	Itochu Corporation	80,178

6,010	Mitsui & Company Limited	83,607
	Total Trading Companies & Distributors	266,015

	Wireless Telecommunication Services – 4.5%

1,200	KDDI Corporation	73,725

846	Millicom International Cellular SA	84,247

1,500	Softbank Corporation	131,042

20,658	Vodafone Group PLC	81,070
	Total Wireless Telecommunication Services	370,084
	Total Common Stocks (cost $6,300,305)	7,836,642

Shares	Description (1)	Value

	COMMON STOCK RIGHTS – 0.0%

2,154	Repsol YPF SA, Stock Rights, (2)	$1,470
	Total Common Stock Rights (cost $1,406)	1,470

Shares	Description (1), (4)	Value

	INVESTMENT COMPANIES – 3.9%

4,805	iShares® MSCI EAFE Index Fund	$322,223

	Total Investment Companies (cost $274,365)	322,223
	Total Long-Term Investments (cost $6,576,076)	8,160,335
	Other Assets Less Liabilities – 1.4%	116,893
	Net Assets – 100%	$8,277,228

Nuveen Investments	19

Portfolio of Investments December 31, 2013 (Unaudited)

Nuveen Symphony International Equity Fund (continued)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$7,789,379	$47,263	$—	$7,836,642
Common Stock Rights	1,470	—	—	1,470
Investment Companies	322,223	—	—	322,223
Total	$8,113,072	$47,263	$—	$8,160,335

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent a manager determines that the valuation inputs or methodologies may impact the valuation of those securities.

	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$1,410,665	$—	$—	$(1,410,665)	$—	$—

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2013, the cost of investments was $6,582,147.

Gross unrealized appreciation and gross unrealized depreciation of investments as of December 31, 2013, were as follows:

Gross unrealized:
Appreciation	$1,673,272
Depreciation	(95,084)
Net unrealized appreciation (depreciation) of investments	$1,578,188

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, Common Stocks classified as Level 2.

(4)	A copy of the most recent financial statements for the investment companies in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

ADR	American Depositary Receipt.

20	Nuveen Investments

Portfolio of Investments December 31, 2013 (Unaudited)

Nuveen Symphony Low Volatility Equity Fund

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.9%

	COMMON STOCKS – 98.9%

	Aerospace & Defense – 4.5%

7,655	General Dynamics Corporation	$731,435

8,982	Honeywell International Inc.	820,685

3,816	TransDigm Group Inc.	614,452

8,376	United Technologies Corporation	953,189
	Total Aerospace & Defense	3,119,761

	Automobiles – 1.3%

13,158	General Motors Company, (2)	537,767

5,391	Harley-Davidson, Inc.	373,273
	Total Automobiles	911,040

	Beverages – 1.2%

9,530	Coca Cola Enterprises Inc.	420,559

9,251	Coca-Cola Company	382,159
	Total Beverages	802,718

	Biotechnology – 3.6%

6,579	Amgen Inc.	751,059

2,863	Biogen Idec Inc., (2)	800,924

13,059	Gilead Sciences, Inc., (2)	981,384
	Total Biotechnology	2,533,367

	Capital Markets – 1.9%

6,289	Ameriprise Financial, Inc.	723,549

7,549	T. Rowe Price Group Inc.	632,380
	Total Capital Markets	1,355,929

	Chemicals – 2.0%

7,938	LyondellBasell Industries NV	637,263

5,747	Methanex Corporation	340,452

2,217	PPG Industries, Inc.	420,476
	Total Chemicals	1,398,191

	Commercial Banks – 4.1%

9,531	Pacwest Bancorp.	402,399

9,227	PNC Financial Services Group, Inc.	715,831

50,980	Regions Financial Corporation	504,192

26,707	Wells Fargo & Company	1,212,498
	Total Commercial Banks	2,834,920

Nuveen Investments	21

Portfolio of Investments December 31, 2013 (Unaudited)

Nuveen Symphony Low Volatility Equity Fund (continued)

Shares	Description (1)	Value

	Commercial Services & Supplies – 1.3%

19,761	Waste Management, Inc.	$886,676

	Communications Equipment – 1.0%

9,126	QUALCOMM, Inc.	677,606

	Computers & Peripherals – 4.3%

4,187	Apple, Inc.	2,349,368

25,152	EMC Corporation	632,573
	Total Computers & Peripherals	2,981,941

	Consumer Finance – 1.3%

16,398	Discover Financial Services	917,468

	Containers & Packaging – 0.6%

6,548	Packaging Corp. of America	414,357

	Diversified Financial Services – 1.7%

22,280	Bank of America Corporation	346,900

3,644	Intercontinental Exchange, Inc.	819,608
	Total Diversified Financial Services	1,166,508

	Diversified Telecommunication Services – 1.7%

14,558	AT&T Inc.	511,859

14,245	Verizon Communications Inc.	699,999
	Total Diversified Telecommunication Services	1,211,858

	Electric Utilities – 0.5%

6,514	Pinnacle West Capital Corporation	344,721

	Electrical Equipment – 1.0%

13,059	Ametek Inc.	687,818

	Food & Staples Retailing – 1.5%

5,840	Costco Wholesale Corporation	695,018

5,665	Whole Foods Market, Inc.	327,607
	Total Food & Staples Retailing	1,022,625

	Food Products – 3.1%

5,460	Bunge Limited	448,321

12,583	General Mills, Inc.	628,018

5,639	Hershey Foods Corporation	548,280

5,136	JM Smucker Company	532,192
	Total Food Products	2,156,811

	Health Care Equipment & Supplies – 2.8%

11,452	Baxter International, Inc.	796,487

4,966	Becton, Dickinson and Company	548,693

10,172	Medtronic, Inc.	583,771
	Total Health Care Equipment & Supplies	1,928,951

22	Nuveen Investments

Shares	Description (1)	Value

	Health Care Providers & Services – 2.5%

9,919	Express Scripts, Holding Company, (2)	$696,711

6,289	McKesson HBOC Inc.	1,015,045
	Total Health Care Providers & Services	1,711,756

	Hotels, Restaurants & Leisure – 1.4%

12,576	Starbucks Corporation	985,833

	Household Products – 1.1%

9,775	Procter & Gamble Company	795,783

	Industrial Conglomerates – 2.6%

12,002	Danaher Corporation	926,554

31,171	General Electric Company	873,723
	Total Industrial Conglomerates	1,800,277

	Insurance – 5.9%

9,431	Allstate Corporation	514,367

2,472	Everest Reinsurance Group Ltd	385,311

21,781	Hartford Financial Services Group, Inc.	789,126

8,535	MetLife, Inc.	460,207

37,822	Old Republic International Corporation	653,186

6,289	PartnerRe Limited	663,049

6,288	RenaisasnceRE Holdings, Limited	612,074
	Total Insurance	4,077,320

	Internet & Catalog Retail – 1.9%

1,584	Amazon.com, Inc., (2)	631,683

623	priceline.com Incorporated, (2)	724,175
	Total Internet & Catalog Retail	1,355,858

	Internet Software & Services – 2.6%

4,941	Facebook Inc., Class A Shares, (2)	270,075

1,359	Google Inc., Class A, (2)	1,523,045
	Total Internet Software & Services	1,793,120

	IT Services – 4.3%

2,695	Alliance Data Systems Corporation, (2)	708,596

8,535	Amdocs Limited	351,983

898	MasterCard, Inc.	750,243

18,155	Vantiv Inc., (2)	592,035

2,695	Visa Inc.	600,123
	Total IT Services	3,002,980

	Machinery – 0.5%

2,471	Cummins Inc.	348,337

Nuveen Investments	23

Portfolio of Investments December 31, 2013 (Unaudited)

Nuveen Symphony Low Volatility Equity Fund (continued)

Shares	Description (1)	Value

	Media – 3.5%

13,139	Comcast Corporation, Class A	$682,768

3,367	Liberty Global PLC Class A, (2)	299,629

8,776	Viacom Inc., Class B	766,496

8,821	Walt Disney Company	673,924
	Total Media	2,422,817

	Multi-Utilities – 1.5%

8,443	DTE Energy Company	560,531

11,995	Wisconsin Energy Corporation	495,873
	Total Multi-Utilities	1,056,404

	Oil, Gas & Consumable Fuels – 7.1%

9,881	Cabot Oil & Gas Corporation	382,988

8,414	Chevron Corporation	1,050,993

4,040	EOG Resources, Inc.	678,074

11,881	Exxon Mobil Corporation	1,202,357

5,839	Noble Energy, Inc.	397,694

7,661	Phillips 66	590,893

3,590	SM Energy Company	298,365

8,535	World Fuel Services Corporation	368,371
	Total Oil, Gas & Consumable Fuels	4,969,735

	Pharmaceuticals – 8.1%

8,314	AbbVie Inc.	439,062

7,413	Actavis Inc., (2)	1,245,384

5,479	Allergan, Inc.	608,607

6,111	Johnson & Johnson	559,706

18,069	Merck & Company Inc.	904,353

15,686	Pfizer Inc.	480,462

8,358	Teva Pharmaceutical Industries Limited, Sponsored ADR	334,989

8,760	Valeant Pharmaceuticals International, (2)	1,028,424
	Total Pharmaceuticals	5,600,987

	Road & Rail – 2.2%

7,413	Norfolk Southern Corporation	688,149

5,054	Union Pacific Corporation	849,072
	Total Road & Rail	1,537,221

	Semiconductors & Equipment – 2.0%

31,950	Intel Corporation	829,422

12,127	Linear Technology Corporation	552,385
	Total Semiconductors & Equipment	1,381,807

24	Nuveen Investments

Shares	Description (1)	Value

	Software – 3.3%

6,063	Check Point Software Technology Limited, (2)	$391,185

38,071	Microsoft Corporation	1,424,998

12,605	Oracle Corporation	482,267
	Total Software	2,298,450

	Specialty Retail – 5.4%

14,596	Home Depot, Inc.	1,201,835

6,289	O’Reilly Automotive Inc., (2)	809,457

8,534	PetSmart Inc.	620,849

7,413	Signet Jewelers Limited	583,403

5,995	Tiffany & Co.	556,216
	Total Specialty Retail	3,771,760

	Textiles, Apparel & Luxury Goods – 0.5%

4,265	Michael Kors Holdings Limited, (2)	346,275

	Thrifts & Mortgage Finance – 2.1%

16,841	Ocwen Financial Corporation, (2)	933,833

41,143	TFS Financial Corporation, (2)	498,447
	Total Thrifts & Mortgage Finance	1,432,280

	Tobacco – 1.0%

12,278	Altria Group, Inc.	471,352

5,165	Reynolds American Inc.	258,198
	Total Tobacco	729,550
	Total Common Stocks (cost $57,705,925)	68,771,816

Shares	Description (1), (3)	Value

	INVESTMENT COMPANIES – 1.0%

6,627	iShares® Russell 1000® Index Fund	$683,708

	Total Investment Companies (cost $668,123)	683,708
	Total Long-Term Investments (cost $58,374,048)	69,455,524
	Other Assets Less Liabilities – 0.1%	98,107
	Net Assets – 100%	$69,553,631

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market

Nuveen Investments	25

Portfolio of Investments December 31, 2013 (Unaudited)

Nuveen Symphony Low Volatility Equity Fund (continued)

participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$68,771,816	$—	$—	$68,771,816
Investment Companies	683,708	—	—	683,708
Total	$69,455,524	$—	$—	$69,455,524

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2013, the cost of investments was $58,394,676.

Gross unrealized appreciation and gross unrealized depreciation of investments as of December 31, 2013, were as follows:

Gross unrealized:
Appreciation	$11,216,020
Depreciation	(155,172)
Net unrealized appreciation (depreciation) of investments	$11,060,848

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	A copy of the most recent financial statements for the investment companies in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

ADR	American Depositary Receipt.

26	Nuveen Investments

Portfolio of Investments December 31, 2013 (Unaudited)

Nuveen Symphony Small Cap Core Fund

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.9%

	COMMON STOCKS – 98.8%

	Aerospace & Defense – 1.2%

670	GenCorp Inc., (2)	$12,073

	Automobiles – 0.5%

190	Winnebago Industries Inc., (2)	5,216

	Beverages – 0.3%

310	Crimson Wine Group Limited	2,740

	Biotechnology – 0.2%

70	Enanta Pharmaceuticals Inc., (2)	1,910

	Building Products – 1.1%

150	Trex Company Inc., (2)	11,930

	Capital Markets – 2.5%

150	Greenhill & Co Inc.	8,691

400	Manning & Napier Inc.	7,060

50	Virtus Investment Partners Inc., (2)	10,003
	Total Capital Markets	25,754

	Chemicals – 2.4%

210	Minerals Technologies Inc.	12,615

100	Westlake Chemical Corporation	12,207
	Total Chemicals	24,822

	Commercial Banks – 6.6%

320	Banner Corporation	14,342

560	BBCN Bancorp Inc.	9,290

470	First Midwest Bancorp, Inc.	8,239

430	Pacwest Bancorp.	18,154

630	United Community Banks, Inc., (2)	11,183

160	Wintrust Financial Corporation	7,379
	Total Commercial Banks	68,587

	Commercial Services & Supplies – 2.4%

680	CECO Environmental Corporation	10,996

220	G&K Services, Inc.	13,691
	Total Commercial Services & Supplies	24,687

	Communications Equipment – 0.8%

420	CommScope Holding Company Inc.	7,946

Nuveen Investments	27

Portfolio of Investments December 31, 2013 (Unaudited)

Nuveen Symphony Small Cap Core Fund (continued)

Shares	Description (1)	Value

	Containers & Packaging – 0.6%

310	Myers Industries, Inc.	$6,547

	Diversified Consumer Services – 1.0%

120	Ascent Media Corporation, (2)	10,267

	Electric Utilities – 1.9%

230	El Paso Electric Company	8,075

380	Portland General Electric Company	11,476
	Total Electric Utilities	19,551

	Electrical Equipment – 1.4%

260	Generac Holdings Inc.	14,726

	Electronic Equipment & Instruments – 2.0%

290	Newport Corporation, (2)	5,240

170	SYNNEX Corporation, (2)	11,458

300	Vishay Precision Group Inc., (2)	4,467
	Total Electronic Equipment & Instruments	21,165

	Energy Equipment & Services – 0.6%

200	ERA Group Incorporated, (2)	6,172

	Food Products – 1.6%

330	Dean Foods Company	5,673

490	WhiteWave Foods Company, (2)	11,241
	Total Food Products	16,914

	Health Care Equipment & Supplies – 1.6%

270	DexCom, Inc., (2)	9,561

140	Steris Corporation	6,727
	Total Health Care Equipment & Supplies	16,288

	Health Care Providers & Services – 8.8%

150	AmSurg Corporation, (2)	6,888

550	Bioscrip, Inc., (2)	4,070

330	Capital Senior Living Corporation, (2)	7,917

280	Hanger Orthopedic Group Inc., (2)	11,015

160	Owens and Minor Inc.	5,850

1,040	Select Medical Corporation	12,074

330	Surgical Care Affiliates Inc., (2)	11,497

240	Team Health Holdings Inc., (2)	10,932

1,290	Universal American Corporation	9,417

170	Wellcare Health Plans Inc., (2)	11,971
	Total Health Care Providers & Services	91,631

	Hotels, Restaurants & Leisure – 1.7%

230	Cheesecake Factory Inc.	11,102

28	Nuveen Investments

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure (continued)

490	Penn National Gaming, Inc., (2)	$7,022
	Total Hotels, Restaurants & Leisure	18,124

	Household Durables – 0.7%

320	Brookfield Residential Properties Inc., (2)	7,741

	Insurance – 5.7%

670	American Equity Investment Life Holding Company	17,674

220	Argo Group International Holdings Inc.	10,228

320	Fidelity & Guaranty Life	6,061

520	Hilltop Holdings Inc., (2)	12,028

310	Primerica Inc.	13,302
	Total Insurance	59,293

	IT Services – 5.1%

280	Cardtronics Inc., (2)	12,166

260	CSG Systems International Inc.	7,644

510	Evertec Inc.	12,577

350	VeriFone Holdings Inc., (2)	9,387

110	WEX Inc., (2)	10,893
	Total IT Services	52,667

	Leisure Equipment & Products – 0.5%

110	Brunswick Corporation	5,067

	Machinery – 6.1%

250	Actuant Corporation	9,160

390	Barnes Group Inc.	14,941

270	John Bean Technologies Corporation	7,919

1,270	Meritor Inc., (2)	13,246

980	Mueller Water Products Inc.	9,183

230	Sun Hydraulics Corporation	9,391
	Total Machinery	63,840

	Media – 2.2%

1,370	Cumulus Media, Inc., (2)	10,590

430	Liberty Media Corporation, Liberty Capital Class A Tracking Stock, (2)	12,573
	Total Media	23,163

	Metals & Mining – 1.4%

100	Kaiser Aluminum Corporation	7,024

320	SunCoke Energy Inc., (2)	7,299
	Total Metals & Mining	14,323

	Oil, Gas & Consumable Fuels – 5.3%

150	Carrizo Oil & Gas, Inc., (2)	6,716

Nuveen Investments	29

Portfolio of Investments December 31, 2013 (Unaudited)

Nuveen Symphony Small Cap Core Fund (continued)

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

290	Crosstex Energy, Inc.	$10,486

300	Energy XXI Limited Bermuda	8,118

220	Oasis Petroleum Inc., (2)	10,333

1,170	Par Petroleum Corporation	2,609

180	SemGroup Corporation, A Shares	11,741

150	Stone Energy Corporation, (2)	5,189
	Total Oil, Gas & Consumable Fuels	55,192

	Paper & Forest Products – 1.7%

110	Clearwater Paper Corporation, (2)	5,775

220	KapStone Paper and Packaging Corp., (2)	12,289
	Total Paper & Forest Products	18,064

	Pharmaceuticals – 2.7%

60	Jazz Pharmaceuticals, Inc., (2)	7,594

80	Mallinckrodt PLC, (2)	4,181

460	Prestige Brands Holdings Inc., (2)	16,467
	Total Pharmaceuticals	28,242

	Real Estate Investment Trust – 4.0%

340	Chesapeake Lodging Trust	8,599

310	CyrusOne Inc.	6,922

570	iStar Financial Inc., (2)	8,134

1,740	New Residential Investment	11,623

210	Tanger Factory Outlet Centers	6,724
	Total Real Estate Investment Trust	42,002

	Real Estate Management & Development – 1.5%

50	Altisource Portfolio Solutions SA, (2)	7,932

360	Forestar Real Estate Group Inc., (2)	7,657
	Total Real Estate Management & Development	15,589

	Road & Rail – 0.9%

100	Genesee & Wyoming Inc., (2)	9,605

	Semiconductors & Equipment – 2.2%

540	Rudolph Technologies, (2)	6,340

1,150	Silicon Image, Inc., (2)	7,073

710	Spansion Inc., Class A, (2)	9,862
	Total Semiconductors & Equipment	23,275

	Software – 5.5%

430	Allot Communications, Limited	6,519

50	CommVault Systems, Inc., (2)	3,744

230	Comverse Incorporated, (2)	8,924

30	Nuveen Investments

Shares	Description (1)	Value

	Software (continued)

160	Manhattan Associates Inc., (2)	$18,796

290	Mentor Graphics Corporation	6,980

340	Parametric Technology Corporation, (2)	12,033
	Total Software	56,996

	Specialty Retail – 3.8%

300	CST Brands Inc.	11,016

230	Kirkland’s, Inc., (2)	5,444

230	Lithia Motors Inc.	15,966

430	Zale Corporation, (2)	6,781
	Total Specialty Retail	39,207

	Textiles, Apparel & Luxury Goods – 2.6%

230	Fifth & Pacific Companies Inc., (2)	7,376

200	Movado Group Inc.	8,802

310	Wolverine World Wide Inc.	10,528
	Total Textiles, Apparel & Luxury Goods	26,706

	Thrifts & Mortgage Finance – 3.8%

260	First Defiance Financial Corporation	6,752

260	Ocwen Financial Corporation, (2)	14,417

400	Oritani Financial Corporation	6,420

650	PennyMac Financial Services Inc., (2)	11,408
	Total Thrifts & Mortgage Finance	38,997

	Tobacco – 1.1%

210	Universal Corporation	11,466

	Trading Companies & Distributors – 2.8%

310	CAI International Inc., (2)	7,307

360	H&E Equipment Services, Inc., (2)	10,667

120	Watsco Inc.	11,527
	Total Trading Companies & Distributors	29,501
	Total Common Stocks (cost $988,079)	1,027,986

Shares	Description (1)	Value

	EXCHANGE-TRADED FUNDS – 1.1%

100	iShares® Russell 2000® Index Fund	$11,531

	Total Exchange-Traded Funds (cost $11,510)	11,531
	Total Long-Term Investments (cost $999,589)	1,039,517
	Other Assets Less Liabilities – 0.1%	849
	Net Assets – 100%	$1,040,366

Nuveen Investments	31

Portfolio of Investments December 31, 2013 (Unaudited)

Nuveen Symphony Small Cap Core Fund (continued)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,027,986	$—	$—	$1,027,986
Exchange-Traded Funds	11,531	—	—	11,531
Total	$1,039,517	$—	$—	$1,039,517

Income Tax Information

The following information is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

As of December 31, 2013, the cost of investments was $999,590.

Gross unrealized appreciation and gross unrealized depreciation of investments as of December 31, 2013, were as follows:

Gross unrealized:
Appreciation	$45,571
Depreciation	(5,644)
Net unrealized appreciation (depreciation) of investments	$39,927

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

32	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: February 28, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: February 28, 2014